Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid-in capital	Accumulated Other Comprehensive Loss	Retained Earnings/ (Accumulated Deficit)	Total DryShips Stockholders Equity	Non controlling interests
BALANCE value, at Dec. 31, 2011	$ 3,938,662	$ 4,247	$ (10)	$ 2,908,950	$ (28,610)	$ 260,751	$ 3,145,328	$ 793,334
BALANCE shares, at Dec. 31, 2011		424,762,094	(1,000,000)
Net income/ (loss)	(288,593)					(246,778)	(246,778)	(41,815)
Issuance of non vested shares, shares		150
Issuance of treasury stock, value			(100)	100
Issuance of treasury stock, shares			(10,000,000)
Issuance of subsidiary shares to non-controlling interest	180,485			(84,629)	2,869		(81,760)	262,245
Other comprehensive income	24,166				16,566		16,566	7,600
Amortization of stock based compensation	13,299			13,104			13,104	195
BALANCE value, at Dec. 31, 2012	3,868,019	4,247	(110)	2,837,525	(9,175)	13,973	2,846,460	1,021,559
BALANCE shares, at Dec. 31, 2012		424,762,244	(11,000,000)
Net income/ (loss)	(198,028)					(223,093)	(223,093)	25,065
Issuance of common stock, value	23,438	69		23,369			23,438
Issuance of common stock, shares		6,892,233
Issuance of non vested shares, value		10		(10)
Issuance of non vested shares, shares		1,000,000
Issuance of treasury stock, value			(100)	100
Issuance of treasury stock, shares			(10,000,000)
Issuance of subsidiary shares to non-controlling interest	122,960			(46,237)	695		(45,542)	168,502
Other comprehensive income	3,885				2,418		2,418	1,467
Amortization of stock based compensation	11,424			9,955			9,955	1,469
BALANCE value, at Dec. 31, 2013	3,831,698	4,326	(210)	2,824,702	(6,062)	(209,120)	2,613,636	1,218,062
BALANCE shares, at Dec. 31, 2013		432,654,477	(21,000,000)
Net income/ (loss)	58,020					(47,512)	(47,512)	105,532
Issuance of common stock, value	422,375	2,722		419,653			422,375
Issuance of common stock, shares		272,209,844
Issuance of non vested shares, value		12		(12)
Issuance of non vested shares, shares		1,200,000
Issuance of treasury stock, value			(151)	151
Issuance of treasury stock, shares			(15,100,000)
Issuance of subsidiary shares to non-controlling interest	(1,267)			(4,758)	13		(4,745)	3,478
Other comprehensive income	(968)				(573)		(573)	(395)
Amortization of stock based compensation	11,093			9,640			9,640	1,453
Dividends paid	(30,563)							(30,563)
BALANCE value, at Dec. 31, 2014	$ 4,290,388	$ 7,060	$ (361)	$ 3,249,376	$ (6,622)	$ (256,632)	$ 2,992,821	$ 1,297,567
BALANCE shares, at Dec. 31, 2014		706,064,321	(36,100,000)